Risk and sensitivity analysis - US, foreign exchange and other sensitivity (Details) £ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£) $ / £	Dec. 31, 2016 GBP (£) $ / £	Dec. 31, 2015 $ / £	Dec. 31, 2014 $ / £
US dollars
Risk and sensitivity analysis
Average foreign exchange rate | $ / £	1.29	1.35	1.53
Closing foreign exchange rate | $ / £	1.35	1.24	1.47	1.56
Jackson (US insurance operations) | Variable annuities
Risk and sensitivity analysis
Expected long-term level of separate account returns (as a percent)	7.40%	7.40%
Jackson (US insurance operations) | US dollars
Risk and sensitivity analysis
Average foreign exchange rate | $ / £	1.29	1.35
Closing foreign exchange rate | $ / £	1.35	1.24
Jackson (US insurance operations) | US dollars | Foreign exchange risk
Risk and sensitivity analysis
Reasonably possible increase in assumption (as a percent)	10.00%	10.00%
Change in profit before tax attributable to shareholders, increase in assumption	£ (54)	£ (48)
Change in profit for the year, increase in assumption	(20)	(54)
Change in shareholders' equity, increase in assumption	£ (456)	£ (473)
Reasonably possible decrease in assumption (as a percent)	10.00%	10.00%
Change in profit before tax attributable to shareholders, decrease in assumption	£ 66	£ 59
Change in profit for the year, decrease in assumption	24	66
Change in shareholders' equity, decrease in assumption	£ 557	£ 578